Derivative Instruments - Schedule of Notional Amounts of Trading Derivatives (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		$ 8,382,140	$ 6,207,882
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,338,195	1,203,770
Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	702,068	599,333
Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,032	222
Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1],[2]	481,773	489,426
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		148,480	97,018
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		24,525	28,892
Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		44,836	39,448
Credit Contracts [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[3]	27,870	17,516
Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		8,040,414	5,985,098
Trading Derivatives [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		266,927	205,264
Trading Derivatives [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		6,328,488	4,508,935
Trading Derivatives [Member] | Interest rate swap contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		121,967	80,102
Trading Derivatives [Member] | Interest rate swap contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		99,014	71,776
Trading Derivatives [Member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[2]	5,683,145	3,976,428
Trading Derivatives [Member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		22,397	147,657
Trading Derivatives [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		401,965	232,972
Trading Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	1,268,649	1,156,365
Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	73,860	55,907
Trading Derivatives [Member] | Foreign exchange contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	79,462	58,882
Trading Derivatives [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	1,032	222
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	53,837	45,482
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	578,685	506,791
Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	481,773	489,081
Trading Derivatives [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		148,480	97,018
Trading Derivatives [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		39,863	14,546
Trading Derivatives [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		39,256	14,132
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		24,525	28,892
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		44,836	39,448
Trading Derivatives [Member] | Credit Contracts [Member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		16,771	12,358
Trading Derivatives [Member] | Credit Contracts [Member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		11,099	5,158
Trading Derivatives [Member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		719,832	420,693
Trading Derivatives [Member] | Exchange Traded [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		162,102	106,302
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		436,892	247,204
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		23,854	10,611
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		11,073	3,621
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		401,965	232,972
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	7,580	6,719
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	1,127	1,762
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	5,421	4,735
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	1,032	222
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		113,258	60,468
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		34,177	10,020
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		34,245	11,000
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		44,836	39,448
Trading Derivatives [Member] | Over the Counter [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		7,320,582	5,564,405
Trading Derivatives [Member] | Over the Counter [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		104,825	98,962
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		5,891,596	4,261,731
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		98,113	69,491
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		87,941	68,155
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[2]	5,683,145	3,976,428
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		22,397	147,657
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	1,261,069	1,149,646
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	72,733	54,145
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	74,041	54,147
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	53,837	45,482
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	578,685	506,791
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	481,773	489,081
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		35,222	36,550
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		5,686	4,526
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		5,011	3,132
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		24,525	28,892
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		16,771	12,358
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		$ 11,099	$ 5,158

[1]	Gold contracts are included in foreign exchange contracts.
[2]	Includes derivatives entered into in relation to our announced agreement to acquire Bank of the West and its subsidiaries. Refer to Note 10 for further details.
[3]	Under the SA-CCR, excludes loan commitment derivatives.
[4]	Gold contracts are included with foreign exchange contracts.